Annual Total Returns- Vanguard Total Bond Market Index Fund (Institutional) [BarChart] - Institutional - Vanguard Total Bond Market Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.72%	4.18%	(2.14%)	5.91%	0.41%	2.61%	3.57%	(0.01%)	8.73%	7.74%